Software, Net - Additional Information (Detail) - Software Licenses and Implementation Costs [Member] ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Capitalized Computer Software Net [Line Items]
Amortization expense	₨ 23,212	$ 336	₨ 11,684	₨ 10,536
Estimated amortization expense, 2020	31,265
Estimated amortization expense, 2021	22,394
Estimated amortization expense, 2022	₨ 9,950